Short-Term Borrowings - Composition of Short-Term Borrowings, Interest Expense and Weighted Average Interest Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Short-term Debt [Line Items]
Balance	$ 173,847	$ 137,582	$ 105,370	$ 288,084
Weighted Average Interest Rate	0.24%	0.19%	0.16%	0.27%
Interest Expense	341	205	55
Securities Sold under Repurchase Agreements [Member]
Short-term Debt [Line Items]
Balance	33,847	62,582	30,370
Weighted Average Interest Rate	0.01%	0.20%	0.11%
Interest Expense	62	82	53
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Balance	140,000	75,000	75,000
Weighted Average Interest Rate	0.30%	0.19%	0.18%
Interest Expense	$ 279	$ 123	$ 2